Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 4,758,778	$ 729,315	¥ 1,137,473
Restricted cash			55,810
Accounts receivable	130,498	20,000
Contract assets	227,391	34,849
Short-term investments	31,530	4,832	32,000
Prepayments and other receivables	195,467	29,957	136,036
Total current assets	5,343,664	818,953	1,361,319
Property, equipment and software	25,272	3,873	30,069
Operating lease right-of-use assets	14,997	2,298	16,435
Intangible assets	120,444	18,459	148,844
Goodwill	162,574	24,916	162,574
Investment accounted for using the equity method	664,832	101,890
Other non-current assets	2,010	308	18,331
Total assets	6,333,793	970,697	1,737,572
Current liabilities
Short-term borrowings			50,000
Accruals and other payables	560,558	85,909	273,553
Operating lease liabilities, current	8,058	1,235	6,807
Ordinary shares to be issued to Everest			258,119
Deferred subsidy income	7,509	1,151
Total current liabilities	576,125	88,295	588,479
Convertible promissory notes			68,199
Put right liabilities	116,006	17,779
Operating lease liabilities, non-current	5,542	849	7,492
Deferred subsidy income			3,920
Other non-current liabilities	8,975	1,375
Total liabilities	706,648	108,298	668,090
Commitments and contingencies
Mezzanine equity
Total mezzanine equity			3,104,177
Shareholders' equity (deficit)
Ordinary shares (US$0.0001 par value, 500,000,000 and 800,000,000 shares authorized as of December 31, 2019 and December 31, 2020, respectively; 8,363,719 and 164,888,519 shares issued and outstanding as of December 31, 2019 and December 31, 2020, respectively)	114	17	6
Additional paid-in capital	7,701,116	1,180,249	389,379
Accumulated other comprehensive income (loss)	(50,793)	(7,784)	70,127
Accumulated deficit	(2,023,292)	(310,083)	(2,494,207)
Total shareholders' equity (deficit)	5,627,145	862,399	(2,034,695)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	¥ 6,333,793	$ 970,697	1,737,572
Series A Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			687,482
Series B Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			921,243
Series C Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			1,306,633
Series C-1 Convertible Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			¥ 188,819